OTHER LONG TERM ASSET (Tables)	12 Months Ended
Dec. 31, 2013
OTHER LONG TERM ASSET
Schedule of other long term asset

	December 31,
	2012	2013
Long term deposit	152	207
Long term prepayment for property and equipment	96	44
Housing loan to employees (Note 17)	3,148	4,927
Long term prepayment for license fee	—	36
	3,396	5,214